Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Service Agreements
Transactions
Sales of goods and services	€ 41,614	€ 48,171	€ 24,688
Purchases of goods and services	121,097	138,833	131,497
Balances
Accounts receivable	121,701	133,205
Accounts payable	11,405	14,748
Accrued expenses	6,520	12,911
Products
Transactions
Sales of goods and services	66,800	50,086	41,180
Purchases of goods and services	502,478	477,433	518,264
Balances
Accounts receivable	16,078	13,487
Accounts payable	79,389	82,444
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	361	123	250
Purchases of goods and services	38,010	38,292	29,174
Balances
Accounts receivable	26
Accounts payable	2,820	6,707
Fresenius SE | Products
Transactions
Sales of goods and services		5
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	5,164	5,657	4,708
Purchases of goods and services	83,087	100,541	102,323
Balances
Accounts receivable	1,168	1,544
Accounts payable	8,585	8,041
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	66,800	50,081	41,180
Purchases of goods and services	39,405	31,719	44,164
Balances
Accounts receivable	16,078	13,487
Accounts payable	5,826	6,000
Equity method investees | Service Agreements
Transactions
Sales of goods and services	36,089	42,391	19,730
Balances
Accounts receivable	120,507	131,661
Equity method investees | Products
Transactions
Purchases of goods and services	463,073	445,714	€ 474,100
Balances
Accounts payable	€ 73,563	€ 76,444